UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22211

IVA Fiduciary Trust
(Exact name of registrant as specified in charter)

645 Madison Avenue 12th Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Michael W. Malafronte c/o IVA Fiduciary Trust 645 Madison Avenue 12th Floor New York, NY 10022
(Name and address of agent for service)

Copies to:

Clair Pagnano, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950		Brian F. Link, Esq. State Street Bank and Trust Company Mail Code: JHT 1732 200 Clarendon Street Boston, MA 02116

Registrant’s telephone number, including area code:		(212) 584-3570

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1.            Schedule of Investments.

IVA Worldwide Fund

Schedule of Investments  (unaudited)

December 31, 2008

Shares	Security	Value
COMMON STOCKS — 42.1%
Belgium — 0.3%
3,240	Groupe Bruxelles Lambert SA	$257,833
16,240	Sofina SA	1,085,161
		1,342,994

France — 6.1%
10,020	Bolloré	1,186,028
59,840	Carrefour SA	2,298,040
30,370	Ciments Français SA	2,562,662
63,530	EuropaCorp	311,806
1,360	Financière de l’Odet SA	274,880
74,100	Groupe Crit	941,393
27,104	Guyenne et Gascogne SA	2,321,674
17,660	Imerys SA	803,150
211,100	Legrand SA	4,056,274
36,850	Peugeot SA	628,322
94,560	Publicis Groupe SA	2,434,095
30,092	Robertet SA	3,016,641
34,560	Sanofi-Aventis SA, ADR	1,111,449
27,070	Séché Environnement SA	1,674,202
1,220	Securidev SA	26,304
2,580	Sodexo	142,777
1,313	Sucrière de Pithiviérs-Le-Vieil	841,793
22,130	Zodiac SA	805,418
		25,436,908

Hong Kong — 0.3%
10,639,120	Clear Media Ltd. (a)	1,380,487

Ireland — 0.4%
872,110	C&C Group Plc	1,748,102

Italy — 0.4%
172,050	Italcementi S.p.A	1,187,760
21,310	Italmobiliare S.p.A	580,172
		1,767,932

Japan — 16.6%
132,100	Astellas Pharma Inc.	5,375,334
111,400	Canon Inc.	3,497,018
553,700	Cosel Co., Ltd.	4,463,777
71,000	FANUC Ltd.	5,049,452
237,700	Icom Inc.	5,062,765
255,000	Kanamoto Co., Ltd.	923,555
212,000	Kintetsu World Express Inc.	4,178,946
116,470	Kose Corp.	2,926,391
204,500	Makita Corp.	4,560,995
4,380	Medikit Co., Ltd.	771,421
98,600	Milbon Co., Ltd.	2,762,535
599,900	Nippon Thompson Co., Ltd.	2,518,762
226,000	Nissin Healthcare Food Service Co., Ltd.	2,547,315
32,000	Nitto Kohki Co., Ltd.	567,938
468	Pasona Group Inc.	249,283
84,000	Secom Co., Ltd.	4,326,725
11,900	Secom Joshinetsu Co., Ltd.	210,954
54,700	Seikagaku Corp.	595,381
374,600	Shoei Co., Ltd.	3,869,267
37,780	Shofu Inc.	404,912
35,800	SMC Corp.	3,662,702
437	Techno Medica Co., Ltd.	1,174,987
925,900	Temp Holdings Co., Ltd. (a)	7,418,149

See Notes to Schedule of Investments.

Shares		Security	Value
Japan — 16.6% (continued)
195,900		THK Co., Ltd.	$2,058,524
			69,177,088

Netherlands — 0.5%
94,990		Randstad Holding NV	1,928,442

Philippines — 0.1%
583,760		San Miguel Corp.	535,322

South Korea — 0.7%
1,030		Fursys Inc.	16,743
908		Lotte Confectionery Co., Ltd.	949,324
102,880		SK Telecom Co., Ltd., ADR	1,870,358
			2,836,425

Switzerland — 4.0%
71,620		Adecco SA (a)	2,430,926
38,892		Kuehne & Nagel International AG	2,521,607
51,920		Panalpina Welttransport Holding AG	2,910,097
54,010		Affichage Holding SA	7,156,423
1,806		Zehnder Group AG	1,465,785
			16,484,838

Taiwan — 0.3%
911,000		Taiwan Secom Co., Ltd.	1,323,898

Thailand — 0.7%
686,610		Bangkok Bank Public Co., Ltd.	1,406,534
12,388,790		Thai Beverage Public Co., Ltd.	1,675,649
			3,082,183

United Kingdom — 1.3%
79,740		Antofagasta Plc	492,527
12,850		ETFS Physical Palladium (a)	233,537
637,560		Fresnillo Plc	2,121,803
840,030		Millennium & Copthorne Hotels Plc	2,711,146
			5,559,013

United States — 10.4%
7		Berkshire Hathaway Inc., Class ‘A’ (a)	676,200
258,430		Cintas Corp.	6,003,329
431,960		Clear Channel Outdoor Holdings Inc., Class ‘A’ (a)	2,656,554
138,690		Dell Inc. (a)	1,420,186
151,060		eBay Inc. (a)	2,108,798
139,580		Helmerich & Payne Inc.	3,175,445
155,330		International Speedway Corp., Class ‘A’	4,462,631
222,250		Kelly Services Inc.	2,891,472
227,040		Liberty Media Holding Corp., Interactive Group, Series ‘A’ (a)	708,365
52,920		Schlumberger Ltd.	2,240,103
520,000		United States Oil Fund LP (a)	17,217,200
			43,560,283

		TOTAL COMMON STOCKS (Cost $162,155,970)	176,163,915

Principal
Amount
CORPORATE BONDS & NOTES — 18.6%
Canada — 0.3%
3,241,000	USD	Catalyst Paper Corp. 7.375% due 3/1/2014	1,215,375

France — 6.0%
9,150,000	EUR	Imerys SA 5% due 4/18/2017	9,572,791
1,000,000	EUR	Lafarge SA 5.375% due 6/26/2017	970,806

See Notes to Schedule of Investments.

Principal
Amount		Security	Value
France — 6.0% (continued)
517,000	EUR	Rémy Cointreau SA 5.2% due 1/15/2012 (b)	$628,823
		Wendel:
11,150,000	EUR	4.875% due 5/26/2016 (b)	8,320,897
7,450,000	EUR	4.375% due 8/9/2017	5,630,122
			25,123,439

Ireland — 1.2%
5,351,000	EUR	Smurfit Kappa Funding Plc 7.75% due 4/1/2015	5,095,135

Netherlands — 3.6%
		UPC Holding BV:
1,620,000	EUR	7.75% due 1/15/2014 (b)	1,778,985
2,911,000	EUR	8.625% due 1/15/2014 (b)	3,257,379
10,675,000	EUR	USG People NV 3% due 10/18/2012	9,862,592
			14,898,956

United States — 7.5%
2,069,000	USD	American Express Co. 7% due 3/19/2018	2,095,578
7,401,000	USD	Blount Inc. 8.875% due 8/1/2012	6,882,930
3,051,000	USD	Home Depot Inc. 5.4% due 3/1/2016	2,734,324
4,191,000	USD	Level 3 Financing Inc. 9.250% due 11/1/2014	2,451,735
6,603,000	USD	Mohawk Industries Inc. 6.125% due 1/15/2016	5,008,488
5,978,000	USD	Reliant Energy Inc. 6.75% due 12/15/2014	5,410,090
3,000,000	USD	Sirius XM Radio Inc. 9.625% due 8/1/2013	573,750
6,550,000	USD	Vulcan Materials Co. 7% due 6/15/2018	5,132,901
2,795,000	USD	Yankee Acquisition Corp. 8.5% due 2/15/2015	1,317,144
			31,606,940

		TOTAL CORPORATE BONDS & NOTES (Cost $73,581,216)	77,939,845

CONVERTIBLE BONDS — 4.0%
Switzerland — 3.5%
19,380,000	CHF	Pargesa Holdings SA 1.75% due 6/15/2014	14,698,647

United States — 0.5%
2,468,000	USD	Linear Technology Corp. 3% due 5/1/2027	1,801,640

		TOTAL CONVERTIBLE BONDS (Cost $13,542,781)	16,500,287

COMMERCIAL MORTGAGE BACKED SECURITIES — 1.8%
		Citigroup/Deutsche Bank Commercial Mortgage Trust:
1,770,000	USD	CD 2007-CD5 A4 5.886% due 11/15/2044	1,340,277
908,000	USD	CD 2007-CD4 A4 5.322% due 12/11/2049	636,699
1,784,000	USD	CD 2006-CD3 A4 5.658% due 10/15/2048	1,472,918
5,027,000	USD	Credit Suisse Mortgage Capital Certificates 6.021% due 6/15/2038	4,079,259

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $6,213,611)	7,529,153

Ounces
COMMODITIES — 5.2%
24,722		Gold Bullion (a) (Cost $19,764,202)	21,755,056

See Notes to Schedule of Investments.

Principal
Amount		Security	Value
SHORT-TERM INVESTMENTS — 21.8%
Commercial Paper — 21.8%
10,000,000	USD	Alcon Capital Corp. 0.05% due 1/23/2009 (b)	$9,999,694
1,720,000	USD	BASF Aktiengesellschaft 0.15% due 2/17/2009	1,719,663
3,000,000	USD	ConocoPhillips 0.25% due 1/12/2009 (b)	2,999,771
2,100,000	USD	Devon Energy Corp. 2.5% due 1/5/2009 (b)	2,099,417
11,700,000	USD	Dow Chemical Co. 6% due 1/5/2009 (b)	11,692,200
8,000,000	USD	Électricité de France 0.2% due 2/17/2009	7,997,911
760,000	USD	GDF Suez SA 0.75% due 2/23/2009	759,161
4,623,000	USD	Microsoft Corp. 0.05% due 3/13/2009	4,622,544
		NetJets Inc.:
1,914,000	USD	0.1% due 1/9/2009 (b)	1,913,957
8,500,000	USD	0.1% due 1/21/2009 (b)	8,499,528
5,500,000	USD	Siemens Capital Co. LLC 0.2% due 1/5/2009 (b)	5,499,878
		Tesco Plc:
6,100,000	USD	3.5% due 1/16/2009 (b)	6,091,104
1,703,000	USD	3% due 1/23/2009 (b)	1,699,878
11,300,000	USD	United Parcel Service Inc. 0.05% due 1/5/2009 (b)	11,299,937
5,930,000	USD	Vodafone Group Plc 1.84% due 1/2/2009 (b)	5,929,697
		Wisconsin Energy Corp.:
4,810,000	USD	4% due 1/6/2009 (b)	4,807,328
3,500,000	USD	2% due 1/8/2009 (b)	3,498,639

		TOTAL SHORT-TERM INVESTMENTS (Cost $91,130,307)	91,130,307

		TOTAL INVESTMENTS — 93.5% (Cost $366,388,087)(c)	391,018,563
		Other Assets in Excess of Liabilities — 6.5% (d)	27,096,467

		TOTAL NET ASSETS — 100.0%	$418,115,030

(a)	Non-income producing investment.
(b)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

(c)	Aggregate cost for federal income tax purposes is substantially the same.
(d)	Other Assets in Excess of Liabilities include a receivable for shareholder subscriptions not yet received in cash.

Abbreviations used in this schedule:
ADR - American Depositary Receipt
CHF - Swiss Franc
EUR - Euro
USD - United States Dollar

Sector/Industry Breakdown

As a Percent of Total Investments

Industrials	22.7%
Consumer Discretionary	9.5%
Holding Company	7.8%
Energy	7.2%
Consumer Staples	5.7%
Gold	5.6%
Materials	5.5%
Information Technology	3.5%
Real Estate	2.9%
Health Care	2.4%
Telecommunication Services	2.4%
Financials	0.9%
Mining	0.5%
Other	0.1%
Short-Term Investments	23.3%
100.0%

See Notes to Schedule of Investments.

IVA International Fund

Schedule of Investments (unaudited)

December 31, 2008

Shares	Security	Value
COMMON STOCKS — 53.1%
Belgium — 0.5%
1,170	Groupe Bruxelles Lambert SA	$93,106
6,540	Sofina SA	437,005
		530,111

France — 10.6%
4,820	Bolloré	570,524
22,530	Carrefour SA	865,221
15,250	Ciments Français SA	1,286,816
16,690	EuropaCorp	81,915
320	Financière de l’Odet SA	64,678
34,810	Groupe Crit	442,239
11,280	Guyenne et Gascogne SA	966,222
8,380	Imerys SA	381,110
78,970	Legrand SA	1,517,404
9,650	Peugeot SA	164,540
28,080	Publicis Groupe SA	722,815
10,830	Robertet SA	1,085,678
10,940	Sanofi-Aventis SA, ADR	351,831
12,493	Securidev SA	269,359
17,250	Séché Environnement SA	1,066,863
830	Sodexo	45,932
700	Sucrière de Pithiviérs-Le-Vieil	448,785
6,960	Zodiac SA	253,308
		10,585,240

Hong Kong — 0.4%
3,063,810	Clear Media Ltd. (a)	397,547

Ireland — 0.8%
392,730	C&C Group Plc	787,208

Italy — 0.5%
52,420	Italcementi S.p.A	361,885
6,020	Italmobiliare S.p.A	163,897
		525,782

Japan — 24.5%
37,800	Astellas Pharma Inc.	1,538,135
34,000	Canon Inc.	1,067,312
193,300	Cosel Co., Ltd.	1,558,331
24,300	FANUC Ltd.	1,728,193
79,500	Icom Inc.	1,693,268
119,000	Kanamoto Co., Ltd.	430,992
82,400	Kintetsu World Express Inc.	1,624,270
54,340	Kose Corp.	1,365,331
69,800	Makita Corp.	1,556,760
1,470	Medikit Co., Ltd.	258,902
27,900	Milbon Co., Ltd.	781,691
178,300	Nippon Thompson Co., Ltd.	748,617
106,400	Nissin Healthcare Food Service Co., Ltd.	1,199,267
12,900	Nitto Kohki Co., Ltd.	228,950
29,800	Secom Co., Ltd.	1,534,957
10,300	Secom Joshinetsu Co., Ltd.	182,590
12,300	Seikagaku Corp.	133,879
29,700	Shingakukai Co., Ltd.	98,700
177,300	Shoei Co., Ltd.	1,831,343
10,020	Shofu Inc.	107,391
4,500	SK Kaken Co., Ltd.	91,837
13,900	SMC Corp.	1,422,110
124	Techno Medica Co., Ltd.	333,406
271,000	Temp Holdings Co., Ltd. (a)	2,171,205

See Notes to Schedule of Investments.

Shares		Security	Value
Japan — 24.5% (continued)
72,300		THK Co., Ltd.	$759,731
			24,447,168

Netherlands — 0.7%
31,580		Randstad Holding NV	641,122

Philippines — 0.2%
247,660		San Miguel Corp.	227,110

South Korea — 1.2%
24,980		Fursys Inc.	406,055
286		Lotte Confectionery Co., Ltd.	299,016
28,660		SK Telecom Co., Ltd., ADR	521,039
			1,226,110

Switzerland — 5.0%
14,550		Adecco SA (a)	493,856
12,210		Kuehne & Nagel International AG	791,649
16,080		Panalpina Welttransport Holding AG	901,278
16,760		Affichage Holding SA	2,220,730
690		Zehnder Group AG	560,018
			4,967,531

Taiwan — 0.6%
402,000		Taiwan Secom Co., Ltd.	584,201

Thailand — 1.2%
282,820		Bangkok Bank Public Co., Ltd.	579,362
4,670,930		Thai Beverage Public Co., Ltd.	631,768
			1,211,130

United Kingdom — 2.0%
17,850		Antofagasta Plc	110,254
200,300		Fresnillo Plc	666,599
383,540		Millennium & Copthorne Hotels Plc	1,237,852
			2,014,705

United States — 4.9%
147,560		United States Oil Fund LP (a)	4,885,712

		TOTAL COMMON STOCKS (Cost $47,908,600)	53,030,677

Principal
Amount
CORPORATE BONDS & NOTES — 13.9%
Canada — 0.3%
915,000	USD	Catalyst Paper Corp. 7.375% due 3/1/2014	343,125

France — 7.5%
2,700,000	EUR	Imerys SA 5% due 4/18/2017	2,824,758
250,000	EUR	Lafarge SA 5.375% due 6/26/2017	242,701
102,000	EUR	Rémy Cointreau SA 5.2% due 1/15/2012 (b)	124,062
		Wendel:
3,500,000	EUR	4.875% due 5/26/2016 (b)	2,611,941
2,200,000	EUR	4.375% due 8/9/2017	1,662,586
			7,466,048

Ireland — 1.7%
1,816,000	EUR	Smurfit Kappa Funding Plc 7.75% due 4/1/2015	1,729,166

Netherlands — 4.4%
		UPC Holding BV:
380,000	EUR	7.75% due 1/15/2014 (b)	417,293

See Notes to Schedule of Investments.

Principal
Amount		Security	Value
Netherlands — 4.4% (continued)
593,000	EUR	8.625% due 1/15/2014 (b)	$663,561
3,569,000	EUR	USG People NV 3% due 10/18/2012	3,297,385
			4,378,239

		TOTAL CORPORATE BONDS & NOTES (Cost $13,115,598)	13,916,578

CONVERTIBLE BOND — 4.1%
Switzerland — 4.1%
5,350,000	CHF	Pargesa Holdings SA 1.75% due 6/15/2014 (Cost $3,270,026)	4,057,676

Ounces
COMMODITIES — 5.5%
6,193		Gold Bullion (a) (Cost $4,901,837)	5,449,921

Principal
Amount
SHORT-TERM INVESTMENTS — 21.8%
Commercial Paper — 21.8%
1,300,000	USD	Alcon Capital Corp. 0.05% due 1/23/2009	1,299,960
1,300,000	USD	The Clorox Co. 3.25% due 1/14/2009 (b)	1,298,474
3,700,000	USD	ConocoPhillips 0.9% due 1/6/2009 (b)	3,699,538
2,947,000	USD	Devon Energy Corp. 2.5% due 1/5/2009 (b)	2,946,182
3,700,000	USD	Dow Chemical Co. 6% due 1/5/2009 (b)	3,697,533
1,700,000	USD	Électricité de France 0.2% due 2/17/2009	1,699,556
1,161,000	USD	GDF Suez SA 2.3% due 2/2/2009 (b)	1,158,627
900,000	USD	NetJets Inc. 0.1% due 1/9/2009	899,980
		Tesco Plc:
800,000	USD	3.5% due 1/16/2009	798,833
1,000,000	USD	4.5% due 1/16/2009	998,125
1,330,000	USD	Vodafone Group Plc 1.84% due 1/2/2009 (b)	1,329,932
		Wisconsin Energy Corp.:
1,200,000	USD	4% due 1/6/2009 (b)	1,199,333
800,000	USD	2% due 1/8/2009 (b)	799,689

		TOTAL SHORT-TERM INVESTMENTS (Cost $21,825,762)	21,825,762

		TOTAL INVESTMENTS — 98.4% (Cost $91,021,823)(c)	98,280,614
		Other Assets in Excess of Liabilities — 1.6% (d)	1,554,107

		TOTAL NET ASSETS — 100.0%	$99,834,721

(a)	Non-income producing investment.
(b)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

(c)	Aggregate cost for federal income tax purposes is substantially the same.
(d)	Others Assets in Excess of Liabilities include a receivable for shareholder subscriptions not yet received in cash.

Abbreviations used in this schedule:
ADR - American Depositary Receipt
CHF - Swiss Franc
EUR - Euro
USD - United States Dollar

See Notes to Schedule of Investments.

Sector/Industry Breakdown

As a Percent of Total Investments

Industrials	26.7%
Holding Company	9.0%
Consumer Staples	8.9%
Consumer Discretionary	6.7%
Materials	5.6%
Gold	5.5%
Energy	5.0%
Information Technology	2.8%
Health Care	2.8%
Real Estate	1.9%
Telecommunication Services	1.6%
Mining	0.7%
Financials	0.6%
Short-Term Investments	22.2%
100.0%

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

Note 1 — Organization and Significant Accounting Policies

IVA Fiduciary Trust consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each an investment portfolio of IVA Fiduciary Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and organized as a Massachusetts Business Trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, excluding U.S. markets.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange is open.

Equity securities are generally valued at the official closing price or the last sale price on the exchange or over-the-counter market that is the primary market for such securities. If no sales or closing prices are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established marketmakers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price, respectively.

Precious metals are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.

Forward currency contracts are valued at the current cost of offsetting such contracts.

The Board of Trustees has established a Pricing and Fair Valuation Committee (the “Committee”) to which it has delegated the responsibility to officers of the Adviser for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board. Investments for which market prices are deemed to be stale or are not readily available require the Committee to make a determination of fair value by considering pre-prescribed factors and valuation methodologies to establish a price that the Fund might reasonably expect to receive upon its current sale.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Foreign Currency Translation. Portfolio securities and other assets initially valued in currencies other than the U.S. Dollar are converted to U.S. Dollars using exchange rates obtained from pricing services. The value of any investment that is listed or traded on more than one exchange is based on the exchange or market determined by the Advisor to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Advisor to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Note 2 — Fair Value Measurement

Effective October 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets at fair value:

	Value as of December 31, 2008	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments	$391,018,563	$70,278,785	$320,739,778	—
Other Financial Instruments*	(8,997)	—	(8,997)	—
Total	$391,009,566	$70,278,785	$320,730,781	—

* Other financial instruments include forward foreign currency contracts.

The following is a summary of the inputs used in valuing the International Fund’s assets carried at fair value:

	Value as of December 31, 2008	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments	$98,280,614	$11,995,711	$86,284,903	—
Other Financial Instruments*	(2,754)	—	(2,754)	—
Total	$98,277,860	$11,995,711	$86,282,149	—

* Other financial instruments include forward foreign currency contracts.

Note 3 — Investments

The following information is presented on a federal income tax basis as of December 31, 2008. The cost basis of investments for federal income tax purposes at December 31, 2008 is shown below:

	Worldwide Fund	International Fund
Cost basis of investments	$366,388,087	$91,021,823
Gross unrealized appreciation	$27,186,480	$7,506,659
Gross unrealized depreciation	(2,556,004)	(247,868)
Net unrealized appreciation	$24,630,476	$7,258,791

Forward Foreign Currency Exchange Contracts. Each Fund may engage in forward foreign currency with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies or to generate income or gains. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

At December 31, 2008, the Worldwide Fund had the following open forward foreign currency contracts:

Foreign Currency	Settlement Date	Local Currency Amount	US Equivalent	US Value at December 31, 2008	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Japanese Yen	3/19/2009	¥594,000,000	$6,553,759	$6,562,756	$(8,997)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(8,997)

At December 31, 2008, the International Fund held the following open forward foreign currency contracts:

Foreign Currency	Settlement Date	Local Currency Amount	US Equivalent	US Value at December 31, 2008	Unrealized Appreciation (Depreciation)
Contracts to Sell:
Japanese Yen	3/19/2009	¥182,000,000	$2,008,054	$2,010,810	$(2,756)
Japanese Yen	3/19/2009	¥24,550,000	$271,240	$271,238	2
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$(2,754)

Item 2.                                                           Controls and Procedures.

(a)                                  Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                                           Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 27, 2009

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	February 27, 2009